Income Taxes - Provision For Income Taxes (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal			$ 0	$ 0	$ 0
State			45
Foreign			213	13
Total			258	13
Deferred:
Federal			(109)
State			0	0	$ 0
Foreign			(27)
Total			(136)
Provision for income taxes	$ 197	$ (48)	$ 122	$ 13